General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
General (Details) [Line Items]
Accumulated losses	$ (58,431)	$ (48,536)
Generated losses	(9,895)	(3,730)
Operating activities	$ (12,605)	$ (3,690)
Subsequent Event [Member]
General (Details) [Line Items]
Cash, cash equivalents and short term deposits			$ 22,335